Convertible Notes Payable	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 8 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following as of:

	September 30, 2019	December 31, 2018
	(Unaudited)
Convertible note 2019-01. On April 18, 2019, the Company issued a convertible note payable in the amount $150,000. This note accrues interest at 10% per annum and matures on December 31, 2019. This note and accrued interest may convert into shares of common stock at the conversion price then in effect (initially $0.12 per share, subject to adjustment) any time at the holder’s option or automatically upon maturity provided the 20-day volume weighted average price per share of the Company’s common stock upon maturity is at least $0.12 per share. The conversion price is subject to adjustment upon the issuance of the Company’s common stock or securities convertible into common stock at a price per share less than the then prevailing conversion price, other than specified exempt issuances; accordingly, on November 8, 2019, the conversion price was adjusted to $0.07 per share. This note was also issued with a detachable warrant to purchase 500,000 shares of stock at $0.20 per share. The valuation of the conversion feature and detachable warrants resulted in the recognition of an $83,300 aggregate discount on this note.	$150,000	$-

Convertible note 2019-03. On September 4, 2019, the Company issued a convertible note payable in the amount $108,696, with an original issue discount of $8,696 in exchange for $100,000. This note accrues interest at 8% per annum and matures on June 30, 2020. This note and accrued interest may convert into shares of common stock at $0.12 per share any time at the holder’s option. If this note, or any portion thereof, has not been repaid or converted in full on or prior to the maturity date, then repayment of the unpaid principal balance plus any accrued and unpaid interest thereon, shall be amortized over the following thirty-six (36) months. This note was also issued with a detachable warrant to purchase 200,000 shares of stock at $0.12 per share. The valuation of the detachable warrants resulted in the recognition of an additional $11,170 discount on this note. This note requires monthly interest payments.	108,696	-

	September 30, 2019	December 31, 2018
	(Unaudited)
Convertible note 2019-04. On September 25, 2019, the Company issued a convertible note payable in the amount $54,348, with an original issue discount of $4,348 in exchange for $50,000. This note accrues interest at 8% per annum and matures on June 30, 2020. This note and accrued interest may convert into shares of common stock at $0.12 per share any time at the holder’s option. If this note, or any portion thereof, has not been repaid or converted in full on or prior to the maturity date, then repayment of the unpaid principal balance plus any accrued and unpaid interest thereon, shall be amortized over the following thirty-six (36) months. This note was also issued with a detachable warrant to purchase 100,000 shares of stock at $0.12 per share. The valuation of the detachable warrants resulted in the recognition of an additional $4,190 discount on this note. This note requires monthly interest payments.	54,348	-

Total notes payable	313,044	-

Less original issue discounts	(13,044)	-

Convertible notes payable, net	300,000	-

Less conversion rights and warrant discounts	(98,660)	-

Plus amortization of discounts	55,358	-

Total convertible notes payable, net	$256,698	$-

Discounts

Total discounts of $111,704 are amortized using the interest method, which resulted in amortization recorded as interest expense of $31,696 and $55,358 for the three and nine-months ended September 30, 2019, respectively.

Interest expense

The Company incurred interest charges of $4,496 and $7,537 during the three and nine-months ended September 30, 2019, respectively, on these notes payable of which $7,537 was accrued and payable as of September 30, 2019.

Maturities

Future maturities of notes payable are as follows as of September 30:

2020	$313,044
$313,044